Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Ark ETF Trust
Entity Central Index Key	0001579982
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
C000133119
Shareholder Report [Line Items]
Fund Name	ARK Genomic Revolution ETF
Class Name	ARK Genomic Revolution ETF
Trading Symbol	ARKG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	ANNUAL SHAREHOLDER REPORT
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.
Additional Information Phone Number	(727) 810-8160
Additional Information Website	https://www.ark-funds.com/download-fund-materials/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Genomic Revolution ETF	$98	0.75%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund outperformed both the S&P 500 and MSCI World Index for the 12-month period ending July 31, 2026.

During the period, multiomics experienced a significant re-rating as investors increasingly recognized the convergence of artificial intelligence, sequencing technologies, and CRISPR gene editing. In ARK’s view, these technologies are transforming drug discovery and development, molecular diagnostics, and therapeutics, with the potential to improve research and development productivity.

More broadly, ARK believes the technology revolution underway today is deflationary. Artificial intelligence, robotics, energy storage, multiomics, and public blockchains are increasing productivity and reducing costs across the economy. In our view, the convergence among these innovation platforms could accelerate economic growth while lowering inflation, creating a favorable environment for innovation-based strategies. Periods of uncertainty and market volatility also can create opportunities to build positions in companies that ARK believes are mispriced relative to their long-term potential.

Top contributors to relative performance

• The top contributor to performance during the period was Twist Bioscience. Shares contributed to performance as the company’s fiscal first-quarter results and May investor day highlighted growing demand for its AI-based drug discovery business, including large protein-characterization datasets used by biotech, large pharmaceutical, and technology companies to train AI models.

• Additional contributors included 10x Genomics, Guardant Health, Absci, and Personalis.

Biggest detractors from relative performance

• The biggest detractor from performance during the period was Recursion Pharmaceuticals. Shares were pressured during portions of the period amid volatility in genomics and AI-enabled drug discovery equities.

• Additional detractors from performance included GeneDx, Tempus AI, Arcturus Therapeutics, and CRISPR Therapeutics.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 years	10 Years
ARK Genomic Revolution ETF - NAV	61.72%	-14.38%	8.33%
Nasdaq Healthcare Index	27.00%	-0.60%	6.23%
MSCI World Index (Net)	20.41%	11.19%	12.73%
S&P 500 Index	19.56%	12.86%	15.08%

No Deduction of Taxes [Text Block]	The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.arkfunds.com.
AssetsNet	$ 1,557,291,533
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 9,203,883
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$1,557,291,533
  Total number of portfolio holdings33
  Total advisory fees paid$9,203,883
  Period portfolio turnover rate34%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Table Summary
Sector Diversification	% of Total Investments
Health Care	98.8%
Information Technology	1.0%
Money Market Fund	0.2%
Total	100.0%

Material Fund Change [Text Block]
C000133120
Shareholder Report [Line Items]
Fund Name	ARK Autonomous Technology & Robotics ETF
Class Name	ARK Autonomous Technology & Robotics ETF
Trading Symbol	ARKQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	ANNUAL SHAREHOLDER REPORT
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.
Additional Information Phone Number	(727) 810-8160
Additional Information Website	https://www.ark-funds.com/download-fund-materials/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Autonomous Technology & Robotics ETF	$82	0.75%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund underperformed both the S&P 500 and MSCI World Index for the 12-month period ending July 31, 2026.

During the period, accelerating investment in artificial intelligence infrastructure supported strong demand for semiconductors and related technologies, while holdings across defense, autonomous mobility, and electric aviation experienced meaningful dispersion amid shifting geopolitical, macroeconomic, and company-specific developments.

ARK believes artificial intelligence is a platform shift driving significant and increasingly diversified growth across the economy. During the period, major cloud platforms increased capital spending to support AI infrastructure, while demand for compute, memory, and semiconductor technologies continued to expand. In our view, these investments are laying the foundation for advances across robotics and autonomous systems as AI moves increasingly into the physical world.

More broadly, ARK believes the convergence of artificial intelligence, robotics, energy storage, multiomics, and public blockchains could accelerate productivity growth and reduce costs across the economy. We believe this convergence could create a favorable environment for innovation-based strategies and significant long-term opportunities in autonomous mobility, robotics, and other technologically enabled industries.

Top contributors to relative performance

• The top contributor to performance during the period was Teradyne. Shares benefitted from strong AI-driven demand for semiconductor test solutions and better-than-expected operating results.

• Additional contributors to performance included Advanced Micro Devices, Rocket Lab, Taiwan Semiconductor, and Alphabet.

Biggest detractors from relative performance

• The biggest detractor from performance during the period was SpaceX. After debuting in June as the largest US IPO on record, the stock fell below its $135 offer price in mid-July on profit-taking ahead of its first earnings report in August. On July 24, 2026, the company flew Starship Flight Test 13, reaching space, deploying 20 Starlink V3 satellites, and splashing down in the Indian Ocean, a step toward its lunar and Starlink roadmap.

• Additional detractors from performance included Archer Aviation, AeroVironment, Joby Aviation, and Trimble.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 years	10 Years
ARK Autonomous Technology & Robotics ETF - NAV	18.73%	7.45%	19.42%
MSCI World Index (Net)	20.41%	11.19%	12.73%
S&P 500 Index	19.56%	12.86%	15.08%
Nasdaq Industrials Index	4.58%	3.31%	11.34%

No Deduction of Taxes [Text Block]	The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.arkfunds.com.
AssetsNet	$ 1,856,808,276
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 13,919,539
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$1,856,808,276
  Total number of portfolio holdings41
  Total advisory fees paid$13,919,539
  Period portfolio turnover rate39%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Table Summary
Sector Diversification	% of Total Investments
Industrials	33.6%
Information Technology	31.5%
Consumer Discretionary	18.2%
Communication Services	12.5%
Energy	1.5%
Health Care	1.3%
Utilities	1.0%
Money Market Fund	0.4%
Total	100.0%

Material Fund Change [Text Block]
C000133121
Shareholder Report [Line Items]
Fund Name	ARK Innovation ETF
Class Name	ARK Innovation ETF
Trading Symbol	ARKK
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	ANNUAL SHAREHOLDER REPORT
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.
Additional Information Phone Number	(727) 810-8160
Additional Information Website	https://www.ark-funds.com/download-fund-materials/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Innovation ETF	$73	0.75%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund underperformed both the S&P 500 and the MSCI World Index for the 12-month period ending July 31, 2026.

During the period, innovation equities experienced significant volatility and dispersion as investors reassessed the impact of artificial intelligence across the technology ecosystem. While concerns about AI disruption pressured certain software and technology-related equities, strong demand for AI infrastructure and a significant re-rating in multiomics highlighted the breadth of the technological transformation underway.

ARK believes artificial intelligence is evolving as a platform shift rather than simply a feature set, with the potential to create significant value across multiple layers of the technology stack and broader economy. During the period, investment in AI infrastructure continued to expand, while the convergence of AI with sequencing technologies and gene editing contributed to tangible clinical and commercial progress across multiomics.

More broadly, ARK believes the convergence of artificial intelligence, robotics, energy storage, public blockchains, and multiomics could drive significant productivity gains and cost declines. In our view, periods of volatility and shifting market narratives can create opportunities to invest in companies positioned to benefit from these technological transformations, many of which are not well represented in conventional benchmarks.

Top contributors to relative performance

• The top contributor to performance during the period was Advanced Micro Devices ("AMD"). Shares contributed to performance as strong demand for AI and server processors supported growth across the company’s data center business. During the period, AMD raised its expectations for growth in the data center CPU market, citing demand associated with agentic AI, and announced significant AI partnerships with OpenAI and Oracle. Strong earnings, including 36% year-over-year revenue growth in its third quarter of 2025, and a $1 billion supercomputing partnership with the U.S. Department of Energy also supported shares.

• Additional contributors to performance included Teradyne, 10x Genomics, Twist Bioscience, and Roku.

Biggest detractors from relative performance

•The biggest detractor from performance during the period was Coinbase. Shares detracted from performance amid weakness in crypto asset prices and trading activity, which pressured transaction revenue and earnings. Coinbase reported lower trading volumes and transaction and subscription revenue during portions of the period, while higher operating expenses also weighed on results. Despite these headwinds, the company continued to broaden its platform beyond crypto trading, announcing initiatives across tokenized equities, derivatives, payments, AI-powered investment tools, and other financial services as part of its strategy to become an “everything exchange.”

 • Additional detractors from performance included Roblox, Circle Internet Group, SpaceX, and Brera Holdings.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 years	10 Years
ARK Innovation ETF - NAV	-5.38%	-9.75%	14.02%
MSCI World Index (Net)	20.41%	11.19%	12.73%
S&P 500 Index	19.56%	12.86%	15.08%

No Deduction of Taxes [Text Block]	The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.arkfunds.com.
AssetsNet	$ 5,562,498,825
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 54,448,678
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$5,562,498,825
  Total number of portfolio holdings48
  Total advisory fees paid$54,448,678
  Period portfolio turnover rate54%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Table Summary
Sector Diversification	% of Total Investments
Information Technology	30.2%
Health Care	27.8%
Consumer Discretionary	12.6%
Financials	12.2%
Communication Services	11.5%
Industrials	5.5%
Money Market Fund	0.2%
Total	100.0%

Material Fund Change [Text Block]
C000133122
Shareholder Report [Line Items]
Fund Name	ARK Next Generation Technology ETF
Class Name	ARK Next Generation Technology ETF
Trading Symbol	ARKW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	ANNUAL SHAREHOLDER REPORT
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.
Additional Information Phone Number	(727) 810-8160
Additional Information Website	https://www.ark-funds.com/download-fund-materials/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Next Generation Technology ETF	$70	0.75%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund underperformed both the S&P 500 and the MSCI World Index for the 12-month period ending July 31, 2026.

During the period, investors continued to reassess the potential impact of artificial intelligence across the technology ecosystem. Concerns that AI platforms, agents, and usage-based business models could disrupt traditional seat-based software economics contributed to significant volatility and dispersion across software and internet-related equities, while strong demand for AI infrastructure highlighted the scale and speed of the platform shift underway.

ARK believes artificial intelligence is evolving as a platform shift rather than simply a feature set. As AI tools proliferate, we believe enterprises increasingly will need their data to be accessible, organized, and usable, supporting demand for cloud infrastructure and data platforms. At the same time, advances in AI agents could reshape how consumers and enterprises interact with software and digital services, shifting where value accrues across the technology stack.

More broadly, ARK believes the current technological transformation could create significant opportunities across AI infrastructure, platforms, agents, and applications. In our view, periods of volatility and market repricing can create opportunities to invest in companies positioned to benefit from these structural shifts as the market distinguishes potential long-term beneficiaries from business models vulnerable to disruption.

Top contributors to relative performance

• The top contributor to performance during the period was Advanced Micro Devices ("AMD"). Shares contributed to performance as strong demand for AI and server processors supported growth across the company’s data center business. During the period, AMD raised its expectations for growth in the data center CPU market, citing demand associated with agentic AI, and announced significant AI partnerships with OpenAI and Oracle. Strong earnings, including 36% year-over-year revenue growth in its third quarter of 2025, and a $1 billion supercomputing partnership with the U.S. Department of Energy also supported shares.

• Additional contributors to performance included Roku, Taiwan Semiconductor, Datadog, and Alphabet.

Biggest detractors from relative performance

• The biggest detractor from performance during the period was Coinbase. Shares detracted from performance amid weakness in crypto asset prices and trading activity, which pressured transaction revenue and earnings. Coinbase reported lower trading volumes and transaction and subscription revenue during portions of the period, while higher operating expenses also weighed on results. Despite these headwinds, the company continued to broaden its platform beyond crypto trading, announcing initiatives across tokenized equities, derivatives, payments, AI-powered investment tools, and other financial services as part of its strategy to become an “everything exchange.”

• Additional detractors from performance included Roblox, ARK 21Shares Bitcoin ETF, Circle Internet Group, and Brera Holdings.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 years	10 Years
ARK Next Generation Technology ETF - NAV	-12.18%	-0.63%	21.32%
S&P 500 Index	19.56%	12.86%	15.08%
MSCI World Index (Net)	20.41%	11.19%	12.73%

No Deduction of Taxes [Text Block]	The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.arkfunds.com.
AssetsNet	$ 1,606,831,140
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 15,070,490
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$1,606,831,140
  Total number of portfolio holdings44
  Total advisory fees paid$15,070,490
  Period portfolio turnover rate44%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Table Summary
Sector Diversification	% of Total Investments
Information Technology	48.3%
Financials	19.7%
Consumer Discretionary	16.6%
Communication Services	15.2%
Money Market Fund	0.2%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of certain changes to the Fund since August 1, 2025:

Effective September 7, 2026, the Fund's name was changed from "ARK Next Generation Internet ETF" to "ARK Next Generation Technology ETF".

In connection with this change, the Fund changed certain of its principal investment strategies to reflect that the Fund will invest primarily in companies that are engaged in the Fund's investment theme of Next Generation Technology.

For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 30, 2026 at https://www.ark-funds.com/download-fund-materials/. You may also call (727) 810-8160 to obtain a copy of the Fund’s current prospectus.

C000209702
Shareholder Report [Line Items]
Fund Name	ARK Blockchain & Fintech Innovation ETF
Class Name	ARK Blockchain & Fintech Innovation ETF
Trading Symbol	ARKF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	ANNUAL SHAREHOLDER REPORT
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(727) 810-8160
Additional Information Website	https://www.ark-funds.com/download-fund-materials/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Blockchain & Fintech Innovation ETF	$65	0.75%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund underperformed both the S&P 500 and the MSCI World Index for the 12-month period ending July 31, 2026.

During the period, crypto-related equities and digital assets experienced significant volatility as changes in digital asset prices, trading activity, and investor sentiment weighed on portions of the portfolio. Despite these market pressures, innovation across stablecoins, tokenization, digital wallets, and agentic commerce continued to advance.

ARK believes public blockchain technology is transforming financial services by enabling new infrastructure for payments, asset issuance, trading, and settlement. During the period, stablecoins continued to expand their role in on-chain financial activity, while financial institutions and technology companies advanced initiatives to bring traditional financial assets onto blockchain infrastructure. At the same time, digital wallet platforms continued to broaden their offerings across payments, investing, credit, and other financial services.

More broadly, ARK believes the convergence of public blockchains and artificial intelligence could accelerate the transformation of financial services and commerce. In our view, tokenization, digital wallets, stablecoins, and AI-enabled commerce could reduce friction, expand access, and create new ways for consumers, businesses, and financial institutions to transact and interact.

Top contributors to relative performance

• The top contributor to performance was Advanced Micro Devices ("AMD"). Shares contributed to performance as strong demand for AI and server processors supported growth across the company’s data center business. During the period, AMD raised its expectations for growth in the data center CPU market, citing demand associated with agentic AI, and announced significant AI partnerships with OpenAI and Oracle. Strong earnings, including 36% year-over-year revenue growth in its third quarter of 2025, and a $1 billion supercomputing partnership with the U.S. Department of Energy also supported shares.

• Additional contributors to performance included Roku, CrowdStrike, Block, and Amazon.

Biggest detractors from relative performance

• The biggest detractor from performance during the period was Coinbase. Shares detracted from performance amid weakness in crypto asset prices and trading activity, which pressured transaction revenue and earnings. Coinbase reported lower trading volumes and transaction and subscription revenue during portions of the period, while higher operating expenses also weighed on results. Despite these headwinds, the company continued to broaden its platform beyond crypto trading, announcing initiatives across tokenized equities, derivatives, payments, AI-powered investment tools, and other financial services as part of its strategy to become an “everything exchange.”

• Additional detractors from performance included Roblox, Circle Internet Group, ARK 21Shares Bitcoin ETF, and Bullish.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 years	Since Inception 2/4/2019
ARK Blockchain & Fintech Innovation ETF - NAV	-25.92%	-4.74%	9.83%
MSCI World Index (Net)	20.41%	11.19%	14.08%
S&P 500 Index	19.56%	12.86%	16.35%

No Deduction of Taxes [Text Block]	The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.arkfunds.com.
AssetsNet	$ 700,840,406
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 7,804,807
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$700,840,406
  Total number of portfolio holdings41
  Total advisory fees paid$7,804,807
  Period portfolio turnover rate33%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Table Summary
Sector Diversification	% of Total Investments
Financials	44.7%
Information Technology	31.5%
Consumer Discretionary	15.4%
Communication Services	7.5%
Real Estate	0.7%
Health Care	0.1%
Money Market Fund	0.1%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of certain changes to the Fund since August 1, 2025:

Effective November 23, 2025, the Fund's name was changed from "ARK Fintech Innovation ETF" to "ARK Blockchain & Fintech Innovation ETF".

In connection with this change, the Fund changed certain of its principal investment strategies to reflect that the Fund will invest primarily in companies that are engaged in the Fund's investment theme of blockchain and financial technology innovation.

For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 30, 2026 at https://www.ark-funds.com/download-fund-materials/. You may also call (727) 810-8160 to obtain a copy of the Fund’s current prospectus.

C000226276
Shareholder Report [Line Items]
Fund Name	ARK Space & Defense Innovation ETF
Class Name	ARK Space & Defense Innovation ETF
Trading Symbol	ARKX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	ANNUAL SHAREHOLDER REPORT
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(727) 810-8160
Additional Information Website	https://www.ark-funds.com/download-fund-materials/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference(1)
ARK Space & Defense Innovation ETF	$81	0.75%
Footnote	Description
Footnote(1)	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund underperformed both the S&P 500 and the MSCI World Index for the 12-month period ending July 31, 2026.

During the period, advances in artificial intelligence and strong demand for semiconductor technologies supported portions of the portfolio, while investments across defense, autonomous systems, and electric aviation experienced meaningful volatility amid shifting geopolitical and company-specific developments. At the same time, continued progress in reusable launch systems, satellite infrastructure, and space-based communications highlighted the expanding opportunity set across the space economy.

ARK believes artificial intelligence increasingly will extend beyond software into robotics, autonomy, aerospace, defense, and space technologies. In our view, advances in AI and autonomous systems can improve the capabilities and economics of next-generation defense and aerospace platforms, while reusable rockets can continue to reduce launch costs and expand access to space.

More broadly, ARK believes the convergence of artificial intelligence, robotics, energy storage, and reusable rocket technologies could accelerate innovation across aerospace and defense. We believe declining costs and improving technological capabilities could expand the addressable markets for launch services, satellite connectivity, autonomous systems, and other next-generation space and defense applications.

Top contributors to relative performance

• The top contributor to performance during the period was Teradyne. Shares benefitted from strong AI-driven demand for semiconductor test solutions and better-than-expected operating results.

• Additional contributors to performance included Advanced Micro Devices, Rocket Lab, Iridium, and Alphabet.

Biggest detractors from relative performance

• The biggest detractor from performance during the period was SpaceX. After debuting in June as the largest US IPO on record, the stock fell below its $135 offer price in mid-July on profit-taking ahead of its first earnings report in August. On July 24, 2026, the company flew Starship Flight Test 13, reaching space, deploying 20 Starlink V3 satellites, and splashing down in the Indian Ocean, a step toward its lunar and Starlink roadmap.

• Additional detractors from performance included Archer Aviation, AeroVironment, Joby Aviation, and Trimble.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 years	Since Inception 3/30/2021
ARK Space & Defense Innovation ETF - NAV	17.20%	8.51%	8.31%
MSCI World Index (Net)	20.41%	11.19%	12.43%
S&P 500 Index	19.56%	12.86%	14.32%

No Deduction of Taxes [Text Block]	The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.arkfunds.com.
AssetsNet	$ 759,487,341
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 5,062,502
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$759,487,341
  Total number of portfolio holdings36
  Total advisory fees paid$5,062,502
  Period portfolio turnover rate50%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Table Summary
Sector Diversification	% of Total Investments
Industrials	51.6%
Information Technology	22.6%
Communication Services	14.2%
Consumer Discretionary	11.4%
Money Market Fund	0.2%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of certain changes to the Fund since August 1, 2025:

Effective November 23, 2025, the Fund's name was changed from "ARK Space Exploration & Innovation ETF" to "ARK Space & Defense Innovation ETF".

In connection with this change, the Fund changed certain of its principal investment strategies to reflect that the Fund will invest primarily in companies that are engaged in the Fund's investment theme of Space & Defense Innovation.

For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 30, 2026 at https://www.ark-funds.com/download-fund-materials/. You may also call (727) 810-8160 to obtain a copy of the Fund’s current prospectus.

C000164426
Shareholder Report [Line Items]
Fund Name	The 3D Printing ETF
Class Name	The 3D Printing ETF
Trading Symbol	PRNT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	ANNUAL SHAREHOLDER REPORT
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.
Additional Information Phone Number	(727) 810-8160
Additional Information Website	https://www.ark-funds.com/download-fund-materials/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The 3D Printing ETF	$70	0.66%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund underperformed both the S&P 500 Index and the MSCI World Index for the 12-month period ending July 31, 2026.

During the period, companies across the 3D printing and digital manufacturing ecosystem experienced meaningful dispersion as investors balanced improving operating results at certain companies against continued profitability and capital requirements at others. Selected digital manufacturing companies benefited from stronger marketplace activity, improving profitability, and growth in manufacturing services, while other additive manufacturing companies remained challenged by ongoing losses and financing needs.

Artificial intelligence also emerged as an important consideration for the industry during the period. While AI has the potential to enhance design and manufacturing workflows, concerns that AI agents could reduce demand for traditional seat-based engineering and design software weighed on portions of the group. At the same time, partnerships integrating digital manufacturing capabilities directly into design-to-manufacturing software ecosystems highlighted the continued evolution of the industry.

In our view, advances in automation, artificial intelligence, and digital manufacturing technologies could continue to reshape how products are designed and manufactured. As these technologies evolve, greater integration of digital design and production tools could improve efficiency, shorten development cycles, and expand the range of applications addressable by next-generation manufacturing technologies.

Top contributors to relative performance

• The top contributor to performance during the period was Xometry. Shares contributed to performance following a series of better-than-expected earnings reports that highlighted strong growth in the company’s AI-driven marketplace and improving profitability. During the period, marketplace revenue grew approximately 24%-25%, supported by demand across semiconductors, industrial equipment, consumer products, and aerospace and defense, while gross margins expanded. The company also announced strategic partnerships with Siemens and Google Cloud to support its digital manufacturing platform and continued growth.

• Additional contributors to performance included 3D Systems, Porto Labs, Renishaw, and Kaiser Aluminum.

Biggest detractors from relative performance

• The biggest detractor from performance during the period was Bico Group. Shares detracted after the company reported weaker-than-expected earnings in third quarter of 2025. The company disclosed a steep revenue decline and significant challenges in its Lab Automation segment, citing project delays, fewer new contract starts, and broader macro headwinds weighing on capital spending in the life sciences sector.

• Additional detractors included PTC, Velo3D, Dassault, and Autodesk.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 years	10 Years
The 3D Printing ETF - NAV	11.44%	-8.61%	2.24%
Total 3D-Printing Index	12.20%	-8.29%	2.83%
MSCI World Index (Net)	20.41%	11.19%	12.73%
S&P 500 Index	19.56%	12.86%	15.08%

No Deduction of Taxes [Text Block]	The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.arkfunds.com.
AssetsNet	$ 58,676,221
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 444,403
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$58,676,221
  Total number of portfolio holdings44
  Total advisory fees paid$444,403
  Period portfolio turnover rate39%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Table Summary
Sector Diversification	% of Total Investments
Industrials	39.0%
Information Technology	34.9%
Health Care	14.2%
Materials	6.0%
Consumer Discretionary	5.2%
Money Market Fund	0.6%
Consumer Staples	0.1%
Total	100.0%

Material Fund Change [Text Block]
C000164427
Shareholder Report [Line Items]
Fund Name	ARK Israel Innovative Technology ETF
Class Name	ARK Israel Innovative Technology ETF
Trading Symbol	IZRL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	ANNUAL SHAREHOLDER REPORT
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.
Additional Information Phone Number	(727) 810-8160
Additional Information Website	https://www.ark-funds.com/download-fund-materials/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Israel Innovative Technology ETF	$52	0.49%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund underperformed both the S&P 500 index and the MSCI World Index for the 12-month period ending July 31, 2026.

During the period, Israeli innovation equities experienced significant dispersion, with select semiconductor, software, and healthcare companies benefiting from strong demand and company-specific execution, while other technology and consumer-oriented companies faced slowing growth, restructuring, and other operational challenges.

Artificial intelligence continued to influence performance across several areas of the Israeli technology ecosystem. Strong demand for optical and photonics technologies supported portions of the semiconductor industry, while software and internet companies navigated changes in customer acquisition, product development, and business models associated with the evolving AI landscape. Company-specific fundamentals and execution therefore played an important role in differentiating performance during the period.

More broadly, the period demonstrated the breadth of innovation across Israel’s technology and healthcare sectors. Companies continued to invest in areas including semiconductors, software, digital services, and healthcare technologies, while rapidly changing competitive environments contributed to meaningful differences in operating and share-price performance across the portfolio.

Top contributors to relative performance

• The top contributor to performance during the period was Tower Semiconductor. Shares benefited following the announcement of record Q4 2025 revenue and a substantial CapEx investment aimed at significantly increasing capacity. The company's plans to expand its 300mm capacity in Japan further highlight its response to strong customer demand in optical and photonics platforms.

• Additional contributors to performance included RP Optical, Teva Pharmaceutical, JFrog, and Urogen Pharma.

Biggest detractors to relative performance

• The biggest detractor from performance during the period was Oddity Tech. The company disclosed that an algorithm change at its largest advertising partner (Meta) abruptly pushed it into lower quality auctions, causing customer acquisition costs to spike and forcing first quarter 2026 revenue guidance down ~30% year-over-year. Management then suspended full year 2026 guidance due to poor visibility on when ad economics would normalize, effectively breaking the prior high growth, high margin, AI driven narrative.

• Additional detractors from performance included Nano-X, Monday.com, Wix.com, and Solrom.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 years	Since Inception 12/5/2017
ARK Israel Innovative Technology ETF - NAV	10.14%	0.13%	5.61%
ARK Israeli Innovation Index	12.59%	1.20%	6.81%
MSCI World Index (Net)	20.41%	11.19%	12.10%
S&P 500 Index	19.56%	12.86%	14.64%

No Deduction of Taxes [Text Block]	The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.arkfunds.com.
AssetsNet	$ 136,920,941
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 631,758
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$136,920,941
  Total number of portfolio holdings66
  Total advisory fees paid$631,758
  Period portfolio turnover rate64%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Table Summary
Sector Diversification	% of Total Investments
Information Technology	46.9%
Industrials	16.7%
Health Care	16.1%
Communication Services	11.1%
Consumer Discretionary	6.1%
Financials	1.5%
Consumer Staples	1.4%
Money Market Fund	0.2%
Total	100.0%

Material Fund Change [Text Block]
C000264062
Shareholder Report [Line Items]
Fund Name	ARK DIET Q1 Buffer ETF
Class Name	ARK DIET Q1 Buffer ETF
Trading Symbol	ARKD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	ANNUAL SHAREHOLDER REPORT
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.
Additional Information Phone Number	(727) 810-8160
Additional Information Website	https://www.ark-funds.com/download-fund-materials/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference(1)	Costs paid as a percentage of a $10,000 investmentFootnote Reference(2)Footnote Reference(3)
ARK DIET Q1 Buffer ETF	$9	0.15%
Footnote	Description
Footnote(1)	Based on the period January 2, 2026 (commencement of operations) through July 31, 2026. Expenses would have been higher if based on the full reporting period.
Footnote(2)	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote(3)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

Because the period covered by this report does not align with a full Outcome Period of the Fund, the Fund's performance for the period does not reflect the implementation of its investment strategy over a complete Outcome Period. The Fund’s investment strategy is designed to deliver targeted outcomes that may only be realized if Fund shares are bought by the first day of the Outcome Period and held until the end of the Outcome Period.

The Fund seeks to achieve capital appreciation with a measure of downside protection, for a specified Outcome Period (as described below), that corresponds generally, before fees and expenses, to the share price return of the ARK Innovation ETF ("ARKK" or the “Underlying ETF”) above a predefined 5% hurdle rate (the “Hurdle” and the “upside participation”) while providing a measure of protection against potential losses over the Outcome Period so that investors participate in 50% of any decline in the share price of the Underlying ETF measured from its value at the beginning of each Outcome Period (the “downside participation offset”).

The Fund commenced operations on January 2, 2026. From inception through July 31, 2026, the Fund returned -4.42%, compared with -7.54% for ARKK over the same period. ARKK experienced significant volatility, declining during the first quarter amid geopolitical uncertainty and concerns about AI-related disruption before rebounding sharply during the second quarter as those concerns eased and investor sentiment toward innovation equities improved.

Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURNS	Since Inception 1/2/2026
ARK DIET Q1 Buffer ETF - NAV	-4.42%
MSCI World Index (Net)	10.26%
S&P 500 Index	10.14%
ARK Innovation ETF	-7.54%

AssetsNet	$ 1,433,768
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 1,299
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$1,433,768
  Total number of portfolio holdings5
  Total advisory fees paid$1,299
  Period portfolio turnover rate36%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Table Summary
Investment Categories	% of Total InvestmentsFootnote Reference(1)
Equity Fund	89.5%
Purchased Put Option	6.6%
Purchased Call Option	3.3%
Money Market Fund	0.6%
Written Call Option	(6.8)%
Footnote	Description
Footnote(1)	% of Total Investments includes derivatives instruments valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000264063
Shareholder Report [Line Items]
Fund Name	ARK DIET Q2 Buffer ETF
Class Name	ARK DIET Q2 Buffer ETF
Trading Symbol	ARKI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	ANNUAL SHAREHOLDER REPORT
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.
Additional Information Phone Number	(727) 810-8160
Additional Information Website	https://www.ark-funds.com/download-fund-materials/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference(1)	Costs paid as a percentage of a $10,000 investmentFootnote Reference(2)Footnote Reference(3)
ARK DIET Q2 Buffer ETF	$4	0.12%
Footnote	Description
Footnote(1)	Based on the period April 1, 2026 (commencement of operations) through July 31, 2026. Expenses would have been higher if based on the full reporting period.
Footnote(2)	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote(3)	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

Because the period covered by this report does not align with a full Outcome Period of the Fund, the Fund's performance for the period does not reflect the implementation of its investment strategy over a complete Outcome Period. The Fund’s investment strategy is designed to deliver targeted outcomes that may only be realized if Fund shares are bought by the first day of the Outcome Period and held until the end of the Outcome Period.

The Fund seeks to achieve capital appreciation with a measure of downside protection, for a specified Outcome Period (as described below), that corresponds generally, before fees and expenses, to the share price return of the ARK Innovation ETF ("ARKK" or the “Underlying ETF”) above a predefined 5% hurdle rate (the “Hurdle” and the “upside participation”) while providing a measure of protection against potential losses over the Outcome Period so that investors participate in 50% of any decline in the share price of the Underlying ETF measured from its value at the beginning of each Outcome Period (the “downside participation offset”).

The Fund commenced operations on April 1, 2026. From inception through July 31, 2026, the Fund returned 3.00%, compared with 5.33% for ARKK over the same period. ARKK appreciated as concerns surrounding geopolitical uncertainty and AI-related disruption eased and investor sentiment toward innovation equities improved. Strength in AI infrastructure and a significant re-rating in multiomics also supported ARKK during the period.

Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURNS	Since Inception 4/1/2026
ARK DIET Q2 Buffer ETF - NAV	3.00%
MSCI World Index (Net)	14.34%
S&P 500 Index	15.13%
ARK Innovation ETF	5.33%

AssetsNet	$ 1,029,995
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 423
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$1,029,995
  Total number of portfolio holdings5
  Total advisory fees paid$423
  Period portfolio turnover rate0%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Table Summary
Investment Categories	% of Total InvestmentsFootnote Reference(1)
Equity Fund	87.5%
Purchased Call Option	8.0%
Purchased Put Option	4.5%
Money Market Fund	0.0%
Written Call Option	(14.5)%
Footnote	Description
Footnote(1)	% of Total Investments includes derivatives instruments valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000264064
Shareholder Report [Line Items]
Fund Name	ARK DIET Q3 Buffer ETF
Class Name	ARK DIET Q3 Buffer ETF
Trading Symbol	ARKE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	ANNUAL SHAREHOLDER REPORT
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.
Additional Information Phone Number	(727) 810-8160
Additional Information Website	https://www.ark-funds.com/download-fund-materials/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference(1)	Costs paid as a percentage of a $10,000 investmentFootnote Reference(2)Footnote Reference(3)
ARK DIET Q3 Buffer ETF	$1	0.17%
Footnote	Description
Footnote(1)	Based on the period July 1, 2026 (commencement of operations) through July 31, 2026. Expenses would have been higher if based on the full reporting period.
Footnote(2)	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote(3)	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

Because the period covered by this report does not align with a full Outcome Period of the Fund, the Fund's performance for the period does not reflect the implementation of its investment strategy over a complete Outcome Period. The Fund’s investment strategy is designed to deliver targeted outcomes that may only be realized if Fund shares are bought by the first day of the Outcome Period and held until the end of the Outcome Period.

 The Fund seeks to achieve capital appreciation with a measure of downside protection, for a specified Outcome Period (as described below), that corresponds generally, before fees and expenses, to the share price return of the ARK Innovation ETF ("ARKK" or the “Underlying ETF”) above a predefined 5% hurdle rate (the “Hurdle” and the “upside participation”) while providing a measure of protection against potential losses over the Outcome Period so that investors participate in 50% of any decline in the share price of the Underlying ETF measured from its value at the beginning of each Outcome Period (the “downside participation offset”).

The Fund commenced operations on July 1, 2026. From inception through July 31, 2026, the Fund returned -6.45%, compared with -11.82% for ARKK over the same period. During July, broad-based global equity markets cooled after reaching all-time highs in early June, while technology and communication services lagged the broader market. The Fund declined less than ARKK during the month, consistent with its objective of providing a measure of downside protection.

Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURNS	Since Inception 7/1/2026
ARK DIET Q3 Buffer ETF - NAV	-6.45%
MSCI World Index (Net)	0.51%
S&P 500 Index	-0.06%
ARK Innovation ETF	-11.82%

AssetsNet	$ 1,403,285
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 191
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$1,403,285
  Total number of portfolio holdings5
  Total advisory fees paid$191
  Period portfolio turnover rate0%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Table Summary
Investment Categories	% of Total InvestmentsFootnote Reference(1)
Equity Fund	84.6%
Purchased Put Option	9.5%
Purchased Call Option	5.1%
Money Market Fund	0.8%
Written Call Option	(9.6)%
Footnote	Description
Footnote(1)	% of Total Investments includes derivatives instruments valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000264065
Shareholder Report [Line Items]
Fund Name	ARK DIET Q4 Buffer ETF
Class Name	ARK DIET Q4 Buffer ETF
Trading Symbol	ARKT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	ANNUAL SHAREHOLDER REPORT
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.
Additional Information Phone Number	(727) 810-8160
Additional Information Website	https://www.ark-funds.com/download-fund-materials/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference(1)	Costs paid as a percentage of a $10,000 investmentFootnote Reference(2)Footnote Reference(3)
ARK DIET Q4 Buffer ETF	$18	0.23%
Footnote	Description
Footnote(1)	Based on the period October 1, 2025 (commencement of operations) through July 31, 2026. Expenses would have been higher if based on the full reporting period.
Footnote(2)	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote(3)	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

Because the period covered by this report does not align with a full Outcome Period of the Fund, the Fund's performance for the period does not reflect the implementation of its investment strategy over a complete Outcome Period. The Fund’s investment strategy is designed to deliver targeted outcomes that may only be realized if Fund shares are bought by the first day of the Outcome Period and held until the end of the Outcome Period.

The Fund seeks to achieve capital appreciation with a measure of downside protection, for a specified Outcome Period (as described below), that corresponds generally, before fees and expenses, to the share price return of the ARK Innovation ETF ("ARKK" or the “Underlying ETF”) above a predefined 5% hurdle rate (the “Hurdle” and the “upside participation”) while providing a measure of protection against potential losses over the Outcome Period so that investors participate in 50% of any decline in the share price of the Underlying ETF measured from its value at the beginning of each Outcome Period (the “downside participation offset”).

The Fund commenced operations on October 1, 2025. From inception through July 31, 2026, the Fund returned -8.86%, compared with -17.21% for ARKK over the same period. ARKK experienced substantial volatility, as strength in innovation equities during portions of late 2025 was followed by a first-quarter 2026 decline amid geopolitical uncertainty and concerns about AI-related disruption. ARKK subsequently rebounded during the second quarter as those overhangs eased and strength in AI infrastructure and multiomics supported innovation equities. The Fund declined less than ARKK over the period, consistent with its objective of providing a measure of downside protection, while participating in portions of the Reference Asset's positive performance.

Average Annual Return [Table Text Block]
Table Summary
AVERAGE ANNUAL TOTAL RETURNS	Since Inception 10/1/2025
ARK DIET Q4 Buffer ETF - NAV	-8.86%
MSCI World Index (Net)	13.69%
S&P 500 Index	13.06%
ARK Innovation ETF	-17.21%

AssetsNet	$ 1,818,377
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 4,094
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$1,818,377
  Total number of portfolio holdings5
  Total advisory fees paid$4,094
  Period portfolio turnover rate70%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Table Summary
Investment Categories	% of Total InvestmentsFootnote Reference(1)
Equity Fund	89.6%
Purchased Put Option	9.7%
Purchased Call Option	0.4%
Money Market Fund	0.3%
Written Call Option	(1.0)%
Footnote	Description
Footnote(1)	% of Total Investments includes derivatives instruments valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]